Mairs & Power Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 7.5%
Alphabet, Inc. - Class C	710,145	$172,955,815
Meta Platforms, Inc. - Class A	200,000	146,876,000
Verizon Communications, Inc.	2,421,000	106,402,950
		426,234,765

Consumer Discretionary - 6.5%
Amazon.com, Inc. (a)	1,672,000	367,121,040

Consumer Staples - 2.1%
Casey's General Stores, Inc.	42,748	24,166,299
Hormel Foods Corp.	2,171,592	53,725,186
Kraft Heinz Co.	1,515,000	39,450,600
		117,342,085

Financials - 12.2%
Fiserv, Inc. (a)	873,395	112,606,817
JPMorgan Chase & Co.	953,000	300,604,790
Piper Sandler Cos.	125,500	43,547,245
Visa, Inc. - Class A	444,000	151,572,720
Wells Fargo & Co.	1,035,500	86,795,610
		695,127,182

Health Care - 12.1%
Bio-Techne Corp.	1,453,800	80,874,894
Eli Lilly & Co.	152,539	116,387,257
Johnson & Johnson	405,725	75,229,530
Medpace Holdings, Inc. (a)	50,000	25,708,000
Roche Holding AG - ADR	3,392,509	141,840,801
UnitedHealth Group, Inc.	708,583	244,673,710
		684,714,192

Industrials - 13.8%
CH Robinson Worldwide, Inc.	525,000	69,510,000
Fastenal Co.	2,383,501	116,886,889
Graco, Inc.	2,059,774	174,998,399
nVent Electric PLC	1,218,919	120,234,170
Rockwell Automation, Inc.	250,000	87,382,500
Tennant Co.	786,000	63,713,160
Toro Co.	1,999,523	152,363,653
		785,088,771

Information Technology - 35.8%(b)
Apple, Inc.	763,800	194,486,394
Clearfield, Inc. (a)	440,447	15,142,568
Cognex Corp.	325,000	14,722,500
Entegris, Inc.	632,000	58,434,720
Littelfuse, Inc.	447,254	115,843,258
Microsoft Corp.	1,229,855	637,003,397
Motorola Solutions, Inc.	288,500	131,928,165
NVIDIA Corp.	3,322,802	619,968,397
Palo Alto Networks, Inc. (a)	70,000	14,253,400
QUALCOMM, Inc.	291,000	48,410,760
Salesforce, Inc.	161,277	38,222,649
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	382,000	106,688,780
Workiva, Inc. (a)	432,857	37,260,331
		2,032,365,319

Materials - 4.5%
Ecolab, Inc.	278,015	76,137,188
HB Fuller Co.	1,262,674	74,851,315
Sherwin-Williams Co.	304,000	105,263,040
		256,251,543

Utilities - 5.3%
Alliant Energy Corp.	1,948,000	131,314,680
IDACORP, Inc.	225,000	29,733,750
WEC Energy Group, Inc.	1,230,500	141,002,995
		302,051,425
TOTAL COMMON STOCKS (Cost $2,426,245,030)		5,666,296,322

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(c)	3,167,642	3,167,642
TOTAL MONEY MARKET FUNDS (Cost $3,167,642)		3,167,642

TOTAL INVESTMENTS - 99.9% (Cost $2,429,412,672)		5,669,463,964
Other Assets in Excess of Liabilities - 0.1%		6,494,102
TOTAL NET ASSETS - 100.0%		$5,675,958,066
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Mairs & Power Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,666,296,322	$–	$–	$5,666,296,322
Money Market Funds	3,167,642	–	–	3,167,642
Total Investments	$5,669,463,964	$–	$–	$5,669,463,964

Refer to the Schedule of Investments for further disaggregation of investment categories.